Capital Disclosures (Tables)	12 Months Ended
Dec. 31, 2025
Corporate information and statement of IFRS compliance [abstract]
Disclosure of Detailed Information About Capital

	2025	2024
Long-term debt	$16,617	$18,819
Less: cash and cash equivalents	673	131
Long-term debt, net	$15,944	$18,688
Total shareholders' equity	$44,366	$39,468
Debt to book capitalization	26%	32%